INTEREST-BEARING LOANS AND BORROWING (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,176.3	R$ 2,203.0
Interest-bearing loans and borrowings, current	1,276.4	1,298.1
Secured Bank Loans [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	96.9	111.6
Interest-bearing loans and borrowings, current	18.4	14.9
Other Secured Loans [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	227.1	279.4
Interest-bearing loans and borrowings, current	145.2	136.3
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,852.3	1,812.0
Interest-bearing loans and borrowings, current	1,112.8	1,146.9
Total Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 3,452.7	R$ 3,501.1